Related Party Transactions - Officer and Shareholder Advances (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 21, 2019 shares	Dec. 19, 2018 USD ($) Number	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2018 USD ($)
Related Party Transactions - Officer and Shareholder Advances (Textual)
Amount due to related party			$ 10,974	$ 10,974	$ 7,675
Notes payable to related parties			17,885	17,885	17,585
Accrued salary			62,250	324,000	154,600	$ 81,000
Net cash advances			$ 0	3,599	29,310	2,770
Maximum amount owed				$ 968,781	$ 735,949
Interest rate			2.00%	2.00%
Cancellation of amount due to related party				$ 576,354
Capital contribution				$ 526,887
Exercise of stock options | shares			(500,000)	10,946,688
Stock option aggregate exercise price			$ 5,000	$ 49,467
Unpaid accrued salary			74,350	348,800	$ 601,154
Base compensation				0
Accrued interest			$ 4,645	$ 14,788		$ 658
Amount converted into common stock | shares	8,600,298
Employment Services Agreements [Member] | Former Chief Executive Officers [Member]
Related Party Transactions - Officer and Shareholder Advances (Textual)
Interest rate		10.00%
Base compensation		$ 150,000
Trading days | Number		30
Employment Services Agreements [Member] | President [Member]
Related Party Transactions - Officer and Shareholder Advances (Textual)
Base annual salary		$ 24,000